Non-Interest Income and Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-interest income:
Service charges on deposit accounts	$ 2,831,514	$ 2,800,394	$ 2,589,333
Commissions and fees on sales of non-banking products	26,641,413	24,169,935	21,505,620
Cash surrender value increase	1,205,138	583,484	542,087
Gain on sale of loans	191,008	323,433	703,486
Other	1,185,285	1,329,892	1,272,530
Total non-interest income	32,054,358	29,207,138	26,613,056
Non-interest expenses:
Salaries and employee benefits	30,815,559	27,502,681	24,029,868
Building occupancy and equipment	5,349,198	5,195,624	4,674,793
FDIC and N.Y.S. assessment	422,865	427,818	419,624
Advertising	923,615	907,481	665,033
Postage and telephone	798,473	744,976	719,440
Director compensation	336,695	274,433	268,851
Professional fees	729,309	880,758	537,526
NonInterestExpenseConsultantfees	1,995,074	1,747,505	1,627,623
Travel and meetings	1,125,037	1,121,302	898,926
Insurance	583,241	520,896	486,498
Dues and subscriptions	317,608	309,123	249,051
Service fees	1,233,309	1,071,280	1,012,850
Net (gain) loss on ORE properties	(29,043)	69,580	135,378
Contributions	137,907	138,922	137,114
Sales tax	265	1,407	1,802
Other	1,143,175	1,018,650	936,799
Intangible amortization	293,998	452,356	338,877
Total non-interest expenses	$ 46,176,285	$ 42,384,792	$ 37,140,053